Segmented information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
During 2013, the Company began recognizing revenue from product sales at which time management began to measure the Company’s operations by the geographic area in which such products are sold.

Year ended December 31, 2015	Europe	Rest of World	Total

Revenue	$10,572	$10,338	$20,910
Cost of goods sold	3,191	3,396	6,587

Gross margin	7,381	6,942	14,323
Gross margin %	70%	67%	68%

Year ended December 31, 2014	Europe	Rest of World	Total

Revenue	$14,308	$15,734	$30,042
Cost of goods sold	5,037	4,990	10,027

Gross margin	9,271	10,744	20,015
Gross margin %	65%	68%	67%

Property and equipment by geographic area were as follows:

As at December 31	2015	2014

Europe	$95	$118
Rest of World	645	693

	$740	$811